Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	LONG
Entity Registrant Name	ELONG, INC.
Entity Central Index Key	0001290903
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,950,610
High vote ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	33,589,204